SCHEDULE OF NET INCOME (LOSS) PER SHARE PRESENTED STATEMENTS OF OPERATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	10 Months Ended
	Mar. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Net income	$ (3,105)	$ 816,754	$ 786,362		$ (3,105)	$ 1,603,116	$ 1,484,790
Accretion of temporary equity into redemption value		(941,850)				(1,865,342)	(7,591,500)
Net loss including accretion of equity into redemption value		$ (125,096)			$ (3,105)	$ (262,226)
Interest earned on investment held in Trust Account							(1,729,358)
Net loss including accretion of common stock to redemption value							$ (7,836,068)